CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2021
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)
Schedule of Parent company statements of balance sheet
	2021	2020
ASSETS
Current assets
Prepaid expenses and other assets	$23,713	$55,639

Non-current assets
Investment in subsidiaries	41,934,675	11,585,290
Total assets	$41,958,388	$11,640,929

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities
Accrued expenses and other current liabilities	-	-
Total liabilities	$-	$-

COMMITMENT AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.001 par value, 50,000,000 shares authorized, 13,848,333 and 6,333,333 shares issued and outstanding at December 31, 2021 and December 31, 2020, respectively	13,848	6,333
Additional paid-in capital	40,686,311	9,358,487
Retained earnings	1,258,229	2,276,109
Total shareholders’ equity	41,958,388	11,640,929
	,
Total liabilities and shareholders’ equity	$41,958,388	$11,640,929

Schedule of condensed financial information of parent company
	For the years ended December 31,
	2021	2020	2019
Operating expenses:
General and administrative expenses	$(3,016,735)	$(488,735)	$-

Other expenses
Other expenses	-	$(10)	-
Loss from operations	$(3,016,735)	$(488,745)	-
Equity in earnings of subsidiaries	1,998,855	2,168,995	437,904
Net (loss) income	$(1,017,880)	$1,680,250	$437,904
Foreign currency translation adjustments		-	(78,171)
Comprehensive (loss) income attributable to the Company	$(1,017,880)	$1,680,250	$359,733

Schedule of Parent company statements of cashflows
	For the Years ended December 31,
	2021	2020	2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$(1,017,880)	$1,680,250	$437,904
Share-based compensation	2,288,251	-	-
Adjustments to reconcile net cash flows from operating activities
Equity in earnings of subsidiary	1,998,855	(2,168,995)	(437,904)
Prepaid expenses and other current assets	31,926	(55,639)
Net cash provided by (used in) operating activities	3,301,152	(544,384)	-

Cash flow from investing activities
Investment in subsidiaries	(32,348,240)	4,861,067)	-
Cash used in investing activities	(32,348,240)	(4,861,067)	-

Cash flow from financing activities
Net proceeds from issuance of ordinary shares	29,047,088	5,405,451	-
Cash provided by financing activities	29,047,088	5,405,451	-
Change in cash	-	-	-
Cash, beginning of year	-	-	-
Cash, end of year	-	-	-